UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-03313)

First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Jill M. Stevenson
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant’s telephone number, including area code

Date of fiscal year end: 08/31
Date of reporting period: 05/31/14

Item 1.	Schedule of Investments.

Schedule of INVESTMENTS May 31, 2014 (unaudited), all dollars are rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
Government Agency Debt - 44.3%
Federal Farm Credit Bank
0.131%, 08/15/2014 Δ	$88,200	$88,210
0.270%, 11/19/2014	17,765	17,779
0.120%, 12/01/2014 ¤	110,000	109,933
0.120%, 12/09/2014 ¤	30,000	29,981
0.160%, 01/16/2015	151,503	151,514
0.160%, 02/05/2015	25,450	25,450
0.090%, 04/02/2015 Δ	100,000	99,996
0.210%, 04/21/2015	27,320	27,338
0.130%, 05/01/2015	50,000	49,999
0.179%, 07/20/2015 Δ	13,200	13,208
Federal Home Loan Bank
0.125%, 06/04/2014 ¤	9,000	9,000
0.120%, 06/09/2014	50,000	50,000
0.130%, 06/11/2014 ¤	25,000	24,999
0.128%, 06/16/2014 Δ	30,000	30,000
0.121%, 06/17/2014 Δ	125,000	124,999
0.130%, 06/19/2014	50,000	50,000
0.125%, 06/20/2014	52,275	52,274
0.099%, 06/23/2014 Δ	50,000	50,000
0.130%, 06/27/2014 Δ	25,000	25,000
0.125%, 07/07/2014 ¤	49,000	48,994
0.130%, 07/07/2014	50,000	50,000
0.190%, 07/10/2014	13,500	13,500
0.100%, 07/24/2014	40,000	40,000
0.190%, 07/25/2014	30,000	29,999
0.190%, 07/25/2014	50,000	50,001
0.100%, 07/29/2014	75,000	74,999
0.100%, 07/29/2014	50,000	49,999
0.100%, 08/04/2014	25,000	24,999
0.100%, 08/06/2014	75,000	74,998
0.130%, 08/06/2014 ¤	50,000	49,988
0.170%, 08/07/2014	25,000	25,000
0.056%, 08/13/2014 ¤	190,000	189,978
0.092%, 08/13/2014 Δ	200,000	199,998
0.120%, 08/13/2014	25,000	24,999
0.090%, 08/21/2014	75,000	74,997
0.078%, 08/22/2014 Δ	25,000	24,999
2.500%, 08/25/2014	500	503
0.170%, 08/26/2014	27,930	27,929
0.090%, 08/28/2014	25,000	24,999
0.170%, 09/03/2014	25,000	24,999
0.080%, 09/12/2014	35,000	34,997
3.250%, 09/12/2014	1,500	1,513
0.100%, 09/17/2014	50,000	50,000
0.200%, 09/18/2014	40,600	40,605
0.125%, 09/23/2014	25,000	24,995
0.125%, 10/02/2014	25,000	25,002
0.101%, 10/08/2014 Δ	25,000	25,000
0.140%, 10/14/2014	65,000	64,998
0.120%, 10/17/2014	35,000	34,997
0.096%, 11/03/2014 Δ	100,000	100,000
0.111%, 11/06/2014 Δ	200,000	199,996
0.112%, 11/07/2014 Δ	50,000	49,998
0.091%, 11/18/2014 Δ	100,000	99,998
0.126%, 11/18/2014 Δ	25,000	24,999
0.089%, 11/20/2014 Δ	100,000	99,996
0.110%, 11/24/2014 Δ	100,000	99,997
0.096%, 12/08/2014 Δ	75,000	74,999
0.112%, 12/09/2014 Δ	75,000	75,000
0.135%, 12/09/2014 Δ	50,000	50,010
0.120%, 12/10/2014	50,000	49,997
0.125%, 01/06/2015	27,850	27,846
0.120%, 01/08/2015	50,000	49,995
0.087%, 01/12/2015 Δ	25,000	24,999
0.090%, 01/16/2015	100,000	99,985
0.250%, 01/16/2015	50,000	50,033
0.090%, 01/22/2015	50,000	49,993

0.107%, 01/23/2015 Δ	100,000	100,000
0.110%, 02/12/2015 Δ	150,000	149,997
0.112%, 02/13/2015 Δ	50,000	49,999
0.126%, 02/18/2015 Δ	125,000	125,000
0.106%, 02/19/2015 Δ	75,000	75,000
0.104%, 02/23/2015 Δ	35,000	34,998
0.107%, 02/23/2015 Δ	100,000	100,000
0.210%, 02/26/2015	60,300	60,300
0.140%, 03/02/2015	50,000	50,009
0.110%, 03/10/2015 Δ	150,000	150,000
0.160%, 03/12/2015	60,000	59,999
0.094%, 03/20/2015 Δ	50,000	49,998
0.125%, 04/02/2015	75,000	74,975
0.110%, 04/10/2015 Δ	220,000	219,982
0.125%, 04/14/2015	40,000	39,996
0.150%, 04/14/2015	80,000	79,995
0.130%, 04/17/2015	65,000	64,993
0.200%, 04/24/2015	50,000	50,000
0.125%, 05/01/2015	15,475	15,473
0.125%, 05/21/2015	35,000	34,998
0.114%, 07/21/2015 Δ	75,000	74,987
0.129%, 09/08/2015 Δ	50,000	49,990
0.116%, 09/17/2015 Δ	100,000	99,987
0.131%, 09/17/2015 Δ	150,000	149,970
0.116%, 09/28/2015 Δ	100,000	99,987
0.116%, 10/14/2015 Δ	200,000	199,973
0.101%, 11/20/2015 Δ	50,000	49,989
0.000%, 12/07/2015 Δ «	50,000	49,987
Federal Home Loan Mortgage Corporation
0.100%, 06/05/2014 ¤	130,000	129,999
0.110%, 06/13/2014 ¤	17,068	17,067
0.130%, 06/16/2014 ¤	11,050	11,049
0.110%, 06/17/2014 ¤	75,000	74,996
0.120%, 06/18/2014 ¤	25,000	24,999
0.127%, 06/19/2014 ¤	125,000	124,992
0.130%, 06/23/2014 ¤	62,201	62,196
0.130%, 06/25/2014 ¤	50,000	49,996
0.129%, 07/01/2014 ¤	21,824	21,822
5.000%, 07/15/2014	33,064	33,257
0.095%, 07/28/2014 ¤	75,000	74,989
1.000%, 07/30/2014	25,500	25,537
0.050%, 08/18/2014 ¤	25,000	24,997
1.000%, 08/27/2014	110,704	110,930
0.375%, 08/28/2014	37,870	37,890
0.100%, 09/04/2014 ¤	50,000	49,987
0.100%, 09/09/2014 ¤	100,000	99,972
0.050%, 09/11/2014 ¤	50,600	50,593
0.100%, 09/17/2014 ¤	12,100	12,096
0.500%, 09/19/2014	59,835	59,899
0.100%, 10/15/2014 ¤	100,000	99,962
0.100%, 10/22/2014 ¤	50,000	49,980
0.110%, 11/05/2014 ¤	50,000	49,976
0.750%, 11/25/2014	104,071	104,376
0.320%, 12/03/2014	74,500	74,566
0.350%, 12/05/2014	12,300	12,315
0.300%, 01/09/2015	50,000	50,043
0.140%, 06/26/2015 Δ	222,800	222,898
0.141%, 07/16/2015 Δ	100,000	100,035
0.141%, 07/17/2015 Δ	20,000	20,009
Federal National Mortgage Association
0.115%, 06/02/2014 ¤	37,599	37,599
0.125%, 06/04/2014 ¤	24,218	24,218
0.132%, 06/20/2014 Δ	80,245	80,247
1.125%, 06/27/2014	24,749	24,766
0.115%, 07/02/2014 ¤	72,415	72,408
0.190%, 07/05/2014 ¤	12,170	12,168
0.875%, 08/28/2014	96,275	96,453
0.625%, 10/30/2014	117,730	117,972
0.113%, 11/17/2014 ¤	25,000	24,987
0.480%, 11/21/2014 Δ	30,000	30,051
0.138%, 10/21/2015 Δ	50,000	50,018
Total Government Agency Debt (Cost $8,498,398)		8,498,398

Government Agency Repurchase Agreements - 7.8%
BNP Paribas Securities Corp.
0.080%, dated 05/30/2014, matures 06/02/2014, repurchase price $500,003 (collateralized by various government agency obligations: Total market value $510,004)	500,000	500,000
HSBC Securities (USA) Inc.
0.070%, dated 05/30/2014, matures 06/02/2014, repurchase price $200,001 (collateralized by various government agency obligations: Total market value $204,003)	200,000	200,000
ING Financial Markets LLC
0.070%, dated 05/30/2014, matures 06/02/2014, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,002)	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,000)	100,000	100,000
RBC Capital Markets LLC
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $100,001 (collateralized by various government agency obligations: Total market value $102,001)	100,000	100,000
SG Americas Securities LLC
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $500,003 (collateralized by various government agency obligations: Total market value $510,000)	500,000	500,000
Total Government Agency Repurchase Agreements (Cost $1,500,000)		1,500,000

Treasury Repurchase Agreements - 48.2%
Bank of Nova Scotia
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $1,500,008 (collateralized by U.S. Treasury obligations: Total market value $1,530,000)	1,500,000	1,500,000
Credit Agricole Corporate & Investment Bank
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $744,009 (collateralized by U.S. Treasury obligations: Total market value $759,256)	744,005	744,005
Federal Reserve Bank of New York
0.050%, dated 05/30/2014, matures 06/02/2014, repurchase price $7,000,029 (collateralized by U.S. Treasury obligations: Total market value $7,000,029)	7,000,000	7,000,000
Total Treasury Repurchase Agreements (Cost $9,244,005)		9,244,005

Total Investments ▲ - 100.3% (Cost $19,242,403)		19,242,403
Other Assets and Liabilities, Net - (0.3)%		(48,269)
Total Net Assets - 100.0%		$19,194,134

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended May 31, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2014.

¤	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

«	Security purchased on a when-issued basis. On May 31, 2014, the total cost of investments purchased on a when-issued basis was $49,987 or 0.3% of total net assets.

▲

On May 31, 2014, the cost of investments for federal income tax purposes was approximately $19,242,403. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.
Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2014 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Government Agency Debt	$—	$8,498,398	$—	$8,498,398
Government Agency Repurchase Agreements	—	1,500,000	—	1,500,000
Treasury Repurchase Agreements	—	9,244,005	—	9,244,005
Total Investments	$—	$19,242,403	$—	$19,242,403

During the nine-month period ended May 31, 2014, there were no transfers between valuation levels.

Schedule of INVESTMENTS May 31, 2014 (unaudited), all dollars are rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Certificates of Deposit - 31.1%
Banco del Estado de Chile/NY
0.200%, 06/05/2014	$60,000	$60,000
0.222%, 07/09/2014 Δ	60,000	60,000
0.220%, 07/31/2014	40,000	40,000
0.250%, 08/18/2014 Δ	40,000	40,000
Bank of Montreal/Chicago
0.060%, 06/06/2014	65,000	65,000
0.170%, 07/01/2014	50,000	50,000
0.210%, 08/05/2014	40,000	40,000
0.181%, 08/15/2014 Δ	25,000	25,000
0.220%, 09/05/2014 Δ	25,000	25,003
0.220%, 10/29/2014 Δ	25,000	25,000
0.251%, 11/14/2014 Δ	75,000	75,000
Bank of Nova Scotia/Houston
0.333%, 08/12/2014 Δ	10,000	10,001
0.310%, 08/21/2014	20,000	20,000
0.310%, 10/21/2014	20,000	20,000
0.312%, 11/06/2014 Δ	65,000	65,000
0.290%, 11/07/2014 Δ	25,000	25,000
0.510%, 03/06/2015 Δ	25,000	25,042
0.323%, 07/01/2015 Δ	55,000	55,000
Bank of Tokyo-Mitsubishi/NY
0.100%, 06/03/2014	170,000	170,000
BNP Paribas/NY
0.278%, 10/23/2014 Δ	25,000	25,000
Canadian Imperial Bank of Commerce/NY
0.585%, 07/31/2014 Δ	2,880	2,882
0.280%, 08/14/2014 Δ	40,000	40,005
0.475%, 11/03/2014 Δ	25,000	25,026
0.290%, 06/18/2015 Δ	53,000	53,000
Credit Suisse/NY
0.190%, 07/24/2014	25,000	25,000
0.230%, 07/25/2014	25,000	25,000
0.210%, 08/05/2014	50,000	50,000
0.280%, 09/02/2014	25,000	25,000
0.280%, 09/17/2014	35,000	35,000
0.280%, 10/20/2014	40,000	40,000
Deutsche Bank/NY
0.395%, 07/31/2014 Δ	25,000	25,000
0.230%, 08/04/2014 Δ	50,000	50,000
0.480%, 08/04/2014 Δ	25,000	25,000
Mitsubishi UFJ Trust & Banking/NY
0.200%, 06/06/2014	25,000	25,000
0.220%, 06/10/2014	50,000	50,000
0.215%, 06/27/2014	50,000	50,000
0.210%, 08/01/2014	75,000	75,000
National Australia Bank/NY
0.162%, 07/07/2014 Δ	29,000	29,000
0.218%, 10/23/2014 Δ	53,700	53,700
Nordea Bank Finland/NY
0.220%, 07/02/2014	50,000	50,000
0.250%, 07/07/2014	35,000	35,000
0.180%, 08/22/2014	25,000	25,000
0.185%, 09/18/2014	50,000	50,000
0.185%, 09/22/2014	50,000	50,000
0.215%, 10/15/2014	25,000	24,999
Rabobank Nederland/NY
0.375%, 09/12/2014	50,000	50,000
0.360%, 09/16/2014	45,000	45,000
0.283%, 03/17/2015 Δ	25,000	25,000
0.314%, 04/10/2015 Δ	75,000	75,000
Skandinaviska Enskilda Banken/NY
0.280%, 06/03/2014	25,000	25,000
0.250%, 08/04/2014	30,000	30,000
0.250%, 08/11/2014	25,000	25,000
0.250%, 10/10/2014	40,000	40,000
0.250%, 11/10/2014	25,000	25,001
Sumitomo Mitsui Banking/NY
0.100%, 06/04/2014	80,000	80,000
0.100%, 06/06/2014	25,000	25,000
0.211%, 06/19/2014 Δ	50,000	50,000
0.210%, 07/07/2014	40,000	40,000
0.210%, 08/14/2014	60,000	60,000
Svenska Handelsbanken/NY
1.026%, 07/17/2014 Δ	50,000	50,053

Swedbank/NY
0.080%, 06/03/2014	350,000	350,000
0.230%, 08/11/2014	25,000	25,000
0.240%, 11/17/2014	25,000	25,000
Toronto-Dominion Bank/NY
0.120%, 06/13/2014	60,000	60,000
0.201%, 06/17/2014 Δ	40,000	40,000
0.155%, 08/13/2014	40,000	40,000
0.240%, 09/03/2014	25,000	25,000
0.240%, 11/04/2014	25,000	25,000
0.240%, 12/18/2014	20,100	20,100
0.223%, 02/06/2015 Δ	50,000	50,000
0.230%, 02/10/2015	30,000	30,000
Wells Fargo Bank
0.182%, 06/06/2014 Δ	25,000	25,000
Westpac Banking/NY
0.230%, 08/28/2014 Δ	75,000	75,011
0.300%, 10/24/2014	25,000	25,000
0.290%, 10/29/2014	25,000	25,000
Total Certificates of Deposit (Cost $3,343,823)		3,343,823

Asset Backed Commercial Paper ■ - 15.0%
Barton Capital
0.066%, 06/02/2014 ¤	162,000	162,000
Fairway Finance
0.060%, 06/02/2014 ¤	40,000	40,000
0.140%, 06/06/2014 ¤	21,715	21,715
Gemini Securitization
0.120%, 06/05/2014 ¤	120,000	119,998
0.200%, 06/16/2014 ¤	30,000	29,998
0.230%, 06/25/2014 ¤	25,000	24,996
0.230%, 07/07/2014 ¤	25,000	24,994
Gotham Funding
0.070%, 06/02/2014 ¤	40,000	40,000
0.150%, 06/04/2014 ¤	40,000	40,000
0.150%, 06/11/2014 ¤	30,000	29,999
0.150%, 06/20/2014 ¤	40,000	39,997
Kells Funding
0.210%, 08/28/2014 ¤	25,000	24,987
0.210%, 10/01/2014 ¤	20,000	19,986
0.229%, 10/20/2014 Δ	50,000	50,004
0.229%, 12/11/2014 Δ	50,000	50,000
0.233%, 12/11/2014 Δ	55,000	55,000
Liberty Street Funding
0.170%, 07/07/2014 ¤	40,000	39,993
0.170%, 07/15/2014 ¤	30,000	29,994
0.170%, 08/08/2014 ¤	30,000	29,990
0.170%, 08/11/2014 ¤	50,000	49,983
Manhattan Asset Funding
0.180%, 06/02/2014 ¤	25,000	25,000
0.180%, 06/06/2014 ¤	25,000	24,999
0.140%, 06/11/2014 ¤	20,000	19,999
0.150%, 06/16/2014 ¤	39,000	38,998
Nieuw Amsterdam Receivables
0.170%, 07/03/2014 ¤	74,838	74,827
0.170%, 08/05/2014 ¤	75,000	74,977
0.170%, 08/21/2014 ¤	50,000	49,981
Old Line Funding
0.230%, 07/14/2014 ¤	15,042	15,038
0.190%, 08/11/2014 ¤	35,000	34,987
0.250%, 08/21/2014 ¤	35,000	34,980
0.190%, 09/15/2014 ¤	35,000	34,981
0.230%, 09/18/2014 ¤	25,000	24,983
0.230%, 10/09/2014 ¤	39,000	38,968
Thunder Bay Funding
0.230%, 07/24/2014 ¤	25,000	24,992
0.180%, 08/06/2014 Δ	49,000	49,000
0.190%, 08/15/2014 ¤	20,000	19,992
0.190%, 08/22/2014 ¤	75,000	74,968
0.190%, 08/25/2014 ¤	25,000	24,989
Total Asset Backed Commercial Paper (Cost $1,610,293)		1,610,293

Financial Company Commercial Paper - 11.0%
ASB Finance
0.268%, 07/22/2014 Δ ■	25,000	25,000
Australia & New Zealand Banking Group
0.288%, 06/18/2015 Δ ■	49,000	49,000

Bank Nederlandse Gemeenten
0.210%, 08/05/2014 ■ ¤	30,000	29,989
0.301%, 08/27/2014 ■ ¤	25,000	24,982
0.230%, 09/05/2014 ■ ¤	50,000	49,970
0.301%, 09/16/2014 ■ ¤	25,000	24,978
0.255%, 10/24/2014 ■ ¤	30,000	29,969
0.251%, 04/08/2015 ■ ¤	50,000	49,892
Barclays Bank
0.180%, 07/02/2014 ■ ¤	25,000	24,996
CDP Financial
0.200%, 09/23/2014 ■ ¤	25,000	24,984
Commonwealth Bank of Australia
0.180%, 10/07/2014 Δ ■	24,500	24,500
0.182%, 10/07/2014 Δ ■	30,000	30,000
CPPIB Capital
0.210%, 10/01/2014 ■ ¤	45,000	44,968
0.251%, 01/09/2015 ■ ¤	25,000	24,962
0.251%, 04/02/2015 ■ ¤	20,000	19,958
0.251%, 04/16/2015 ■ ¤	25,000	24,945
0.251%, 05/04/2015 ■ ¤	30,000	29,930
JP Morgan Chase
0.280%, 07/07/2014 ¤	50,000	49,986
Macquarie Bank
0.354%, 06/12/2014 ■	25,000	25,000
0.339%, 07/16/2014 Δ ■	35,000	35,000
0.329%, 08/20/2014 Δ ■	25,000	25,000
0.336%, 09/10/2014 Δ ■	40,000	40,000
0.326%, 10/15/2014 Δ ■	30,000	30,000
0.319%, 11/20/2014 Δ ■	30,000	30,000
MetLife Short Term Funding
0.110%, 06/17/2014 ■ ¤	66,300	66,297
Nederlandse Waterschapsbank
0.202%, 08/13/2014 Δ ■	40,000	40,000
0.171%, 08/14/2014 Δ ■	35,000	35,000
0.225%, 10/31/2014 Δ ■	40,000	40,000
0.230%, 12/05/2014 Δ ■	15,000	15,000
0.238%, 12/23/2014 Δ ■	25,000	25,006
PSP Capital
0.251%, 01/06/2015 ■ ¤	15,000	14,977
0.251%, 01/28/2015 ■ ¤	35,000	34,942
0.251%, 02/11/2015 ■ ¤	30,000	29,947
0.251%, 04/27/2015 ■ ¤	25,000	24,943
Suncorp Metway
0.356%, 10/23/2014 ■ ¤	31,500	31,456
0.351%, 11/25/2014 ■ ¤	24,700	24,657
Toyota Credit Canada
0.240%, 08/25/2014 ¤	30,000	29,983
Total Financial Company Commercial Paper (Cost $1,180,217)		1,180,217

Other Notes - 8.3%
Canadian Imperial Bank
1.500%, 12/12/2014 ■	24,000	24,158
CDP Financial
3.000%, 11/25/2014 ■	72,728	73,689
Commonwealth Bank of Australia
0.507%, 01/29/2015 Δ ■	5,800	5,811
1.950%, 03/16/2015	31,513	31,899
3.500%, 03/19/2015 ■	21,248	21,785
DnB Bank/Cayman Islands Branch - Time Deposit
0.050%, 06/02/2014	313,769	313,769
MetLife Global Funding
5.125%, 06/10/2014 ■	5,370	5,376
0.457%, 11/10/2014 Δ	87,000	87,000
MetLife Institutional Fund
1.625%, 04/02/2015 ■	10,000	10,107
0.600%, 01/06/2015 Δ ■	27,770	27,829
National Australia Bank
3.750%, 03/02/2015 ■	14,750	15,130
2.000%, 03/09/2015	7,835	7,937
New York Life Global Funding
0.225%, 07/30/2014 Δ ■	10,000	10,001
0.274%, 09/19/2014 Δ ■	98,235	98,256
Nordea Bank AB
3.700%, 11/13/2014 ■	11,435	11,602
Royal Bank of Canada
3.125%, 04/14/2015 ■	11,300	11,576
Svenska Handelsbanken
0.281%, 11/14/2014 Δ ■	65,000	65,000

Wells Fargo Bank
0.283%, 06/15/2015 Δ	20,000	20,000
Westpac Banking
4.200%, 02/27/2015	16,556	17,030
0.406%, 07/01/2015 Δ ■	35,750	35,750
Total Other Notes (Cost $893,705)		893,705

Variable Rate Demand Notes Δ - 4.6%
Arizona Board of Regents, State University System, Series 2008B (LOC: JPMorgan Chase Bank)
0.070%, 06/06/2014	12,700	12,700
Arizona Health Facilities Authority, Catholic Healthcare West Loan Program, Series 2008A (LOC: JPMorgan Chase Bank)
0.060%, 06/06/2014	10,000	10,000
Ascension Parish- Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.070%, 06/06/2014	8,700	8,700
California Health Facilities Finance Authority, Catholic Healthcare, Series 1988B (LOC: JPMorgan Chase Bank)
0.070%, 06/06/2014	12,800	12,800
California Health Facilities Financing Authority, St. Joseph Health System, Series 2011D (LOC: Wells Fargo Bank)
0.040%, 06/06/2014	10,000	10,000
Clark County, Airport System Revenue, Series 2011B-2 (AMT) (LOC: Royal Bank of Canada)
0.070%, 06/06/2014	10,000	10,000
Dearborn County Industrial Economic Development, Dearborn County Hospital Project, Series 2006 (LOC JPMorgan Chase Bank)
0.060%, 06/06/2014	20,575	20,575
Des Moines, Methodist System, Series 1985 (LOC Wells Fargo Bank)
0.060%, 06/06/2014	23,000	23,000
Elmhurst Joint Commission Accreditation of Healthcare Organizations, Series 1988 (LOC: JPMorgan Chase Bank)
0.060%, 06/06/2014	5,685	5,685
Emery County Pollution Control, Pacificorp Project, Series 1991 (LOC: JPMorgan Chase Bank)
0.060%, 06/06/2014	39,000	39,000
Franklin County, Presbyterian Healthcare, Series 2006A (LOC: PNC Bank)
0.050%, 06/06/2014	18,000	18,000
Green County Industrial Development Authority, The Blue Ridge School, Series 2001 (LOC: Branch Banking & Trust)
0.060%, 06/06/2014	3,900	3,900
Hamilton County Hospital Facilities Revenue, Elizabeth Gamble Deaconess Home Association, Series 2002B (LOC: PNC Bank)
0.050%, 06/06/2014	7,200	7,200
Illinois Educational Facilities Authority Revenue, Field Museum of Natural History, Series 1985 (LOC: Northern Trust Company)
0.050%, 06/06/2014	10,100	10,100
Illinois Finance Authority, Dominican University, Series 2006 (LOC: JPMorgan Chase Bank)
0.060%, 06/06/2014	12,900	12,900
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008G (LOC: Wells Fargo Bank)
0.050%, 06/06/2014	10,450	10,450
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008H (LOC: JPMorgan Chase Bank)
0.060%, 06/06/2014	16,700	16,700
Indiana Finance Authority, Health System Revenue, Sisters of St. Francis Health Services, Series 2008J (LOC: Wells Fargo Bank)
0.050%, 06/06/2014	8,000	8,000
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.060%, 06/06/2014	2,760	2,760
Lowell Industrial Development Revenue, Arkansas Democrat-Gazette, Series 2006 (AMT) (LOC: JPMorgan Chase Bank)
0.110%, 06/06/2014	2,830	2,830
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.060%, 06/06/2014	29,205	29,205
Michigan State Hospital Finance Authority, McLaren Healthcare, Series 2008B (LOC: JPMorgan Chase Bank)
0.070%, 06/06/2014	7,000	7,000
Minneapolis & Saint Paul Housing & Redevelopment Authority Healthcare, Allina Healthcare, Series 2008C- 1 (LOC: Wells Fargo Bank)
0.060%, 06/06/2014	7,275	7,275
Minnesota State Housing Finance Agency, Series 2007E (AMT) (SPA: Wells Fargo Bank)
0.150%, 06/06/2014	6,930	6,930
Minnesota Office of Higher Education, Series 2012B (AMT) (LOC: Royal Bank of Canada)
0.070%, 06/06/2014	57,000	57,000
Mobile Downtown Redevelopment Authority, Austal USA, Series 2011A (LOC: National Australia Bank)
0.040%, 06/06/2014	2,400	2,400
New York Jets LLC, Jets Stadium Development (LOC: Sumitomo Mitsui Banking/NY)
0.130%, 06/07/2014 ■	26,000	26,000
New York State Housing Finance Agency, Blue Castle Site A Realty, Series 2006A (AMT) (LOC: JPMorgan Chase Bank)
0.090%, 06/06/2014	5,800	5,800

North Sumter Solid Waste Disposal Authority, Emelle Project, Series 2003 (AMT) (LOC: Wells Fargo Bank)
0.070%, 06/06/2014	4,350	4,350
Oakland County Economic Development, Cranbrook Educational Community, Series 2007 (LOC: JPMorgan Chase Bank)
0.060%, 06/06/2014	17,300	17,300
Ohio State Higher Educational Facility, Case Western Reserve University, Series 2008A (LOC: PNC Bank)
0.060%, 06/06/2014	8,450	8,450
Philadelphia Airport Revenue, Series 2005C-1 (AMT) (LOC: TD Bank)
0.060%, 06/06/2014	12,700	12,700
Philadelphia Authority for Industrial Development, Multi-Modal Lease Revenue, Series 2007B-3 (LOC: PNC Bank)
0.050%, 06/06/2014	5,325	5,325
Sweetwater County Pollution Control, PacifiCorp, Series 1994 (LOC: Wells Fargo Bank)
0.060%, 06/06/2014	14,250	14,250
Virginia Small Business Financing Authority, Hampton University, Series 2008A (LOC: PNC Bank)
0.050%, 06/06/2014	13,500	13,500
Washington State Housing Finance Commission, Living Care Centers Project, Series 2000 (LOC: Wells Fargo Bank)
0.080%, 06/06/2014	7,400	7,400
Wisconsin Health and Educational Facilities Authority, Indian Community School, Series 2007 (LOC: JPMorgan Chase Bank)
0.060%, 06/06/2014	28,700	28,700
Total Variable Rate Demand Notes (Cost $498,885)		498,885

Investment Companies Ω - 4.2%	SHARES
Dreyfus Institutional Cash Advantage Fund, Institutional Shares, 0.060%	200,000,000	200,000
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.068%	202,639,000	202,639
J.P. Morgan Prime Money Market Fund, Capital Shares, 0.035%	50,000,000	50,000
Total Investment Companies (Cost $452,639)		452,639

Treasury Debt - 4.0%	PAR
U.S. Treasury Notes
0.125%, 07/31/2014	$25,000	25,000
0.500%, 08/15/2014	30,000	30,021
4.250%, 08/15/2014	230,000	231,940
2.375%, 10/31/2014	30,000	30,280
4.250%, 11/15/2014	40,000	40,747
0.250%, 12/15/2014	25,000	25,018
0.250%, 01/15/2015	25,000	25,019
2.375%, 02/28/2015	25,000	25,417
Total Treasury Debt (Cost $433,442)		433,442

Government Agency Debt - 2.2%
Federal Home Loan Bank
0.121%, 06/05/2014 Δ	75,000	75,000
0.121%, 06/17/2014 Δ	50,000	49,999
0.130%, 06/27/2014 Δ	75,000	74,999
0.240%, 01/21/2015	35,000	35,000
Total Government Agency Debt (Cost $234,998)		234,998

Government Agency Repurchase Agreement - 2.8%
Bank of Nova Scotia
0.080%, dated 05/30/2014, matures 06/02/2014, repurchase price $300,002 (collateralized by various government agency obligations:Total market value $306,000)
(Cost $300,000)	300,000	300,000

Treasury Repurchase Agreement - 7.4%
Credit Agricole Corporate & Investment Bank
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $799,624 (collateralized by U.S. Treasury obligations: Total market value $816,054)
(Cost $799,620)	799,620	799,620

Other Repurchase Agreements - 9.2%
BNP Paribas Prime Brokerage, Inc.
0.230%, dated 05/30/2014, matures 06/02/2014, repurchase price $250,005 (collateralized by various securities: Total market value $378,000)	250,000	250,000
BNP Paribas Securities Corp
0.230%, dated 05/30/2014, matures 07/05/2014, repurchase price $120,028 (collateralized by various securities: Total market value $210,000) ∞	120,000	120,000
Deutsche Bank Securities Inc.
0.200%, dated 05/30/2014, matures 06/02/2014, repurchase price $65,001 (collateralized by various securities: Total market value $68,272)	65,000	65,000
HSBC Securities (USA) Inc.
0.180%, dated 05/30/2014, matures 06/02/2014, repurchase price $80,001 (collateralized by various securities: Total market value $84,003)	80,000	80,000

ING Financial Markets LLC
0.180%, dated 05/30/2014, matures 06/02/2014, repurchase price $115,002 (collateralized by various securities: Total market value $121,506)	115,000	115,000
JP Morgan Securities LLC
0.280%, dated 05/30/2014, matures 07/05/2014, repurchase price $150,042 (collateralized by various securities: Total market value $262,508) ∞	150,000	150,000
SG Americas Securities LLC
0.210%, dated 05/30/2014, matures 06/02/2014, repurchase price $205,004 (collateralized by various securities: Total market value $215,250)	205,000	205,000
Total Other Repurchase Agreements
(Cost $985,000)		985,000

Total Investments ▲ - 99.8%
(Cost $10,732,622)		10,732,622
Other Assets and Liabilities, Net - 0.2%		18,719
Total Net Assets - 100.0%		$10,751,341

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2014.

■

Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2014, the value of these investments was $3,152,611 or 29.3% of total net assets.

¤	Discounted Security - This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2014.

∞	Security considered illiquid. As of May 31, 2014, the value of these investments was $270,000 or 2.5% of total net assets.

▲

On May 31, 2014, the cost of investments for federal income tax purposes was approximately $10,732,622. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMT	-	Alternative Minimum Tax. As of May 31, 2014, the total value of securities subject to AMT was $99,610 or 0.9% of total net assets.

FHLB	-	Federal Home Loan Bank

INS	-	Insured

LOC	-	Letter of Credit

NATL	-	National Public Finance Guarantee Corporation

SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2014 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Certificates of Deposit	$—	$3,343,823	$—	$3,343,823
Asset Backed Commercial Paper	—	1,610,293	—	1,610,293
Financial Company Commercial Paper	—	1,180,217	—	1,180,217
Other Repurchase Agreements	—	985,000	—	985,000
Other Notes	—	893,705	—	893,705
Treasury Repurchase Agreement	—	799,620	—	799,620
Variable Rate Demand Notes	—	498,885	—	498,885
Investment Companies	452,639	—	—	452,639
Treasury Debt	—	433,442	—	433,442
Government Agency Repurchase Agreement	—	300,000	—	300,000
Government Agency Debt	—	234,998	—	234,998
Total Investments	$452,639	$10,279,983	$—	$10,732,622

During the nine-month period ended May 31, 2014, there were no transfers between valuation levels.

Schedule of INVESTMENTS May 31, 2014 (unaudited), all dollars are rounded to thousands (000)

Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE >
Municipal Debt - 99.9%
Alabama - 0.7%
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA Project, Series 2011B (LOC: Australia - New Zealand Banking Group)
0.040%, 06/06/2014 Δ	$4,765	$4,765

Alaska - 0.0%
Valdez Marine Terminal, Exxon Pipeline Company Project, Series 1993C
0.060%, 06/02/2014 Δ	290	290

Colorado - 6.7%
City and County of Denver, Series 2013A (General Obligation)
5.000%, 08/01/2014	15,750	15,877
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2002A
0.070%, 06/06/2014 Δ	9,540	9,540
Colorado Educational & Cultural Facilities Authority, The Nature Conservancy, Series 2012
0.050%, 06/06/2014 Δ	20,755	20,755
El Paso County, YMCA Pikes Peak Region, Series 2006 (LOC: Wells Fargo Bank)
0.060%, 06/06/2014 Δ	1,460	1,460
		47,632

Connecticut - 0.8%
Connecticut Health & Educational Facilities Authority, Yale University, Series X-2
0.030%, 06/06/2014 Δ	5,820	5,820

Delaware - 2.2%
Delaware State, Series 2014 (General Obligation)
5.000%, 03/01/2015	15,000	15,545

District of Columbia - 2.7%
District of Columbia, Progressive Life Center, Series 2008A (LOC: Branch Banking & Trust)
0.060%, 06/06/2014 Δ	3,240	3,240
District of Columbia, Series 1998A (LOC: PNC Bank)
0.060%, 06/06/2014 Δ	15,955	15,955
		19,195

Florida - 4.5%
Halifax Hospital Medical Center, Series 2008 (LOC: JPMorgan Chase Bank)
0.060%, 06/06/2014 Δ	14,570	14,570
Hillsborough Community College Foundation, Series 2006 (LOC: BMO Harris Bank)
0.060%, 06/06/2014 Δ	8,545	8,545
Orange County Health Facilities Authority, Orlando Regional Healthcare, Series 2008E (LOC: Branch Banking & Trust)
0.070%, 06/06/2014 Δ	4,500	4,500
Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series 2008A (LOC: Northern Trust Company)
0.060%, 06/02/2014 Δ	4,500	4,500
		32,115

Illinois - 13.1%
Chicago, Neighborhoods Alive 21, Series 2002B-3 (General Obligation) (LOC: Royal Bank of Canada)
0.040%, 06/02/2014 Δ	12,500	12,500
Chicago, Neighborhoods Alive 21, Series 2002B-5 (General Obligation) (LOC: Bank of New York Mellon)
0.040%, 06/02/2014 Δ	12,305	12,305
Cook County, Series 2002B (General Obligation) (SPA: Bank of New York Mellon)
0.080%, 06/06/2014 Δ	26,100	26,100
Illinois Development Finance Authority, American College of Surgeons, Series 1996 (LOC: Northern Trust Company)
0.070%, 06/06/2014 Δ	3,500	3,500
Illinois Development Finance Authority, Lake Forest Academy, Series 1994 (LOC: Northern Trust Company)
0.060%, 06/06/2014 Δ	6,255	6,255
Illinois Educational Facilities Authority, The Newberry Library, Series 1988 (LOC: Northern Trust Company)
0.060%, 06/06/2014 Δ	2,800	2,800
Illinois Finance Authority, Chicago Horticultural Society, Series 2008 (LOC: Northern Trust Company)
0.060%, 06/06/2014 Δ	9,000	9,000
Illinois Finance Authority, Richard Driehaus Foundation, Series 2005 (LOC: Northern Trust Company)
0.060%, 06/06/2014 Δ	12,100	12,100

Warren County, Monmouth College Project, Series 2002 (LOC: PNC Bank)
0.070%, 06/06/2014 Δ	8,125	8,125
		92,685

Iowa - 0.2%
Iowa Finance Authority, Mississippi Valley Regional Blood Center, Series 2003 (LOC: Wells Fargo Bank)
0.060%, 06/06/2014 Δ	1,240	1,240

Kentucky - 1.3%
City of Russell, Bon Secours Health System, Series 2002B (LOC: JPMorgan Chase Bank)
0.060%, 06/06/2014 Δ	3,100	3,100
Warren County, WKU Student Life Foundation, Series 2008 (LOC: JPMorgan Chase Bank)
0.070%, 06/06/2014 Δ	6,390	6,390
		9,490
Louisiana - 5.3%
Ascension Parish, IMTT- Geismar Project, Series 2007 (INS: FHLB) (LOC: Suntrust Bank)
0.070%, 06/06/2014 Δ	17,190	17,190
Louisiana Local Government Environmental Facilities and Community Development Authority, NSU Facilities Corporation Project, Series 2007B (INS: FHLB) (SPA: Regions Bank)
0.160%, 06/06/2014 Δ	20,000	20,000
		37,190

Maine - 1.4%
County of Cumberland Tax Anticipation Notes, Series 2014(General Obligation)
1.000%, 11/14/2014	10,000	10,038

Maryland - 3.8%
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Series 2007A (LOC: Wells Fargo Bank)
0.060%, 06/06/2014 Δ	5,625	5,625
Maryland State Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Series 1985A (LOC: JPMorgan Chase Bank)
0.070%, 06/06/2014 Δ	21,450	21,450
		27,075

Michigan - 2.8%
Board of Trustees of Michigan State University (Commercial Paper)
0.090%, 07/08/2014	20,000	20,000

Minnesota - 6.4%
Eden Prairie Multifamily Housing Revenue, Park at City West Apartments, Series 2001
0.060%, 06/06/2014 Δ	14,505	14,505
Minnetonka Housing Revenue, The Cliffs at Ridgedale, Series 1995 (INS:FNMA)
0.060%, 06/06/2014 Δ	8,150	8,150
University of Minnesota (Commercial Paper)
0.080%, 09/10/2014	9,000	9,000
0.080%, 09/10/2014	13,750	13,750
		45,405

Mississippi - 2.4%
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2007C
0.060%, 06/02/2014 Δ	4,045	4,045
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A, Series 2009C
0.060%, 06/02/2014 Δ	1,705	1,705
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2009F
0.060%, 06/02/2014 Δ	995	995
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010F
0.050%, 06/06/2014 Δ	325	325
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010G
0.060%, 06/02/2014 Δ	3,390	3,390
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010I
0.060%, 06/02/2014 Δ	1,850	1,850
Mississippi Business Finance, Gulf Opportunity Zone Industrial Development Revenue, Chevron U.S.A., Series 2010L
0.060%, 06/02/2014 Δ	4,500	4,500
		16,810

Missouri - 3.2%
University of Missouri (Commercial Paper)
0.070%, 06/11/2014	22,500	22,500

New York - 2.0%
New York State Energy Research and Development Authority, Orange and Rockland Utilities, Series 1995A (INS: AMBAC) (LOC: Wachovia Bank)
0.120%, 06/06/2014 Δ	13,800	13,800

North Carolina - 4.3%
Charlotte Douglas International Airport, Series 2007B (LOC: Bank of America)
0.040%, 06/06/2014 Δ	1,890	1,890
Charlotte-Mecklenburg Hospital Authority, Series 2007H (LOC: Wells Fargo Bank)
0.060%, 06/02/2014 Δ	3,100	3,100
North Carolina Capital Facilities Finance Agency, Campbell University, Series 2009 (LOC: Branch Banking & Trust)
0.060%, 06/06/2014 Δ	5,220	5,220
North Carolina Capital Facilities Finance Agency, Educational Facilities, Meredith College, Series 2008B (LOC: Wells Fargo Bank)
0.060%, 06/06/2014 Δ	7,105	7,105
North Carolina Capital Facilities Finance Agency, Salem Academy and College Project, Series 2005 (LOC: Branch Banking & Trust)
0.060%, 06/06/2014 Δ	6,610	6,610
North Carolina Medical Care Commission, Health Care Facilities, WakeMed, Series 2009C (LOC: Wells Fargo Bank)
0.060%, 06/06/2014 Δ	3,125	3,125
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises, Series 2009 (LOC: Branch Banking & Trust)
0.060%, 06/06/2014 Δ	3,075	3,075
		30,125

Ohio - 5.5%
Akron Income Tax Revenue, Series 2013
1.000%, 11/12/2014	4,185	4,199
City of Blue Ash, Ursuline Academy of Cincinnati, Series 2008 (LOC: PNC Bank)
0.060%, 06/06/2014 Δ	12,965	12,965
Cuyahoga County Hospital, Metro Health System, Series 2005 (LOC: PNC Bank)
0.050%, 06/06/2014 Δ	12,900	12,900
Franklin County, Health Care Facilities Improvement Revenue, Ohio Presbyterian Retirement Services, Series 2006A (LOC: PNC Bank)
0.050%, 06/06/2014 Δ	2,000	2,000
Lucas County, Series 2013 (General Obligation)
1.000%, 07/16/2014	2,700	2,702
State of Ohio, Series 2013B (General Obligation)
1.000%, 06/15/2014	4,380	4,381
		39,147

Pennsylvania - 1.3%
Butler County, North Allegheny School District, Series 2011B (SPA: PNC Bank)
0.060%, 06/06/2014 Δ	9,170	9,170

Rhode Island - 0.6%
Rhode Island Health & Educational Building Revenue, Pennfield School, Series 2004 (LOC: Santandar Bank) (LOC: Bank of New York Mellon)
0.130%, 06/06/2014 Δ	4,225	4,225

South Carolina - 2.1%
Mount Pleasant Waterworks and Sewer System, Series 2005B (SPA: Bank of America
0.050%, 06/06/2014 Δ	7,085	7,085
South Carolina Economic Development Authority, Heathwood Hall Episcopal School, Series 2001 (LOC: Wells Fargo Bank)
0.060%, 06/06/2014 Δ	7,800	7,800
		14,885

Tennessee - 0.2%
Blount County Public Building Authority, Series E-8-A (LOC: Branch Banking & Trust
0.060%, 06/06/2014 Δ	1,400	1,400

Texas - 9.3%
Austin County Industrial Development, Justin Industries, Series 1984 (LOC: JPMorgan Chase Bank)
0.080%, 06/06/2014 Δ	5,000	5,000
Birdville Independent School District, Unlimited Tax Refund Bonds, Series 2014
3.000%, 02/15/2015	2,275	2,320
Hunt County Health Facilities Development, Greenville Universal Health Services (LOC: Morgan Guaranty Trust)
0.130%, 06/06/2014 Δ	4,300	4,300
Lower Neches Valley Authority Industrial Development Corporation, ExxonMobil Project, Series 2012
0.050%, 06/02/2014 Δ	10,320	10,320
Lower Neches Valley Authority, Industrial Development Corporation, Exxon Mobil Project, Series 2001A
0.060%, 06/02/2014 Δ	19,210	19,210

State of Texas, Series 2013
2.000%, 08/28/2014	24,390	24,498
		65,648
Vermont - 1.1%
Vermont State Housing Finance Agency, West Block University of Vermont Apartments, Winooski, Series 2004A (LOC: Sovereign Bank) (LOC: Bank of New York Mellon)
0.080%, 06/06/2014 Δ	7,855	7,855

Virginia - 4.0%
Fairfax County Economic Development Authority, Smithsonian Institution, Series 2003B (SPA: Northern Trust Company)
0.060%, 06/06/2014 Δ	12,000	12,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Center, Series 2003F
0.040%, 06/06/2014 Δ	9,070	9,070
Portsmouth Redevelopment & Housing Authority, Phoebus Square Apartments, Series 2008
0.110%, 06/06/2014 Δ	7,200	7,200
		28,270
Washington - 4.7%
Washington Health Care Facilities Authority, Multicare Health System, Series 2007D (LOC: Barclays Bank)
0.050%, 06/02/2014 Δ	11,990	11,990
Washington State Housing Finance Commission, Franke Tobey Jones Project, Series 2003 (LOC Wells Fargo Bank)
0.070%, 06/06/2014 Δ	10,100	10,100
Washington State Housing Finance Commission, Overlake School Project, Series 2003 (LOC: Wells Fargo Bank)
0.060%, 06/06/2014 Δ	6,475	6,475
Washington State Housing Finance Commission, Willow Tree Grove Apartments Project, Series 2011
0.040%, 06/06/2014 Δ	4,900	4,900
		33,465

West Virginia - 0.5%
Charleston Parking Facility, Charleston Town Center Parking, Series 1996A (LOC: Branch Banking & Trust)
0.180%, 06/06/2014 Δ	3,120	3,120

Wisconsin - 2.2%
Wisconsin State Health & Educational Facilities Authority, Goodwill Industries North Center, Series 2008 (LOC: Wells Fargo Bank)
0.060%, 06/06/2014 Δ	4,015	4,015
Wisconsin State Health & Educational Facilities Authority, St. Norbert College, Series 2008 (LOC: JPMorgan Chase Bank)
0.060%, 06/06/2014 Δ	11,555	11,555
		15,570
Wyoming - 4.6%
Lincoln County, Pollution Control, PacifiCorp Project, Series 1991 (LOC: Scotia Bank
0.070%, 06/06/2014 Δ	27,105	27,105
Uinta County Pollution Control, Chevron U.S.A., Series 1993
0.060%, 06/02/2014 Δ	5,030	5,030
		32,135
Total Municipal Debt
(Cost $706,610)		706,610

Total Investments ▲ - 99.9%
(Cost $706,610)		706,610
Other Assets and Liabilities, Net - 0.1%		907
Total Net Assets - 100.0%		$707,517

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended May 31, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable Rate Security - The rate shown is the rate in effect as of May 31, 2014.

▲

On May 31, 2014, the cost of investments for federal income tax purposes was approximately $706,610. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AMBAC	-	American Municipal Bond Assurance Corporation

FHLB	-	Federal Home Loan Banks

FNMA	-	Federal National Mortgage Association

INS	-	Insured

LOC	-	Letter of Credit

SPA	-	Standby Purchase Agreement

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with

As of May 31, 2014 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Municipal Debt	$—	$706,610	$—	$706,610
Total Investments	$—	$706,610	$—	$706,610

During the nine-month period ended May 31, 2014, there were no transfers between

Schedule of INVESTMENTS May 31, 2014 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 23.4%
U.S. Treasury Notes
0.625%, 07/15/2014	$125,000	$125,076
2.625%, 07/31/2014	200,000	200,840
0.125%, 07/31/2014	40,000	40,000
0.500%, 08/15/2014	65,000	65,050
4.250%, 08/15/2014	370,000	373,115
0.500%, 10/15/2014	100,000	100,149
2.375%, 10/31/2014	90,000	90,832
4.250%, 11/15/2014	40,000	40,747
2.125%, 11/30/2014	100,000	101,002
0.250%, 12/15/2014	75,000	75,053
0.250%, 01/15/2015	25,000	25,019
2.250%, 01/31/2015	75,000	76,071
2.375%, 02/28/2015	75,000	76,251
0.075%, 01/31/2016 Δ	550,000	549,776
0.099%, 04/30/2016 Δ	95,000	94,998
Total Treasury Debt (Cost $2,033,979)		2,033,979

Treasury Repurchase Agreements - 76.5%
Bank of Nova Scotia
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $400,002 (collateralized by U.S. Treasury obligations: Total market value $408,000)	400,000	400,000
Barclays Capital Inc.
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Credit Agricole Corporate & Investment Bank
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $756,375 (collateralized by U.S. Treasury obligations: Total market value $771,695)	756,375	756,375
Deutsche Bank Securities Inc.
0.070%, dated 05/30/2014, matures 06/02/2014, repurchase price $1,100,006 (collateralized by U.S. Treasury obligations: Total market value $1,222,204)	1,100,000	1,100,000
Federal Reserve Bank of New York
0.050%, dated 05/30/2014, matures 06/02/2014, repurchase price $3,175,013 (collateralized by U.S. Treasury obligations: Total market value $3,175,013)	3,175,000	3,175,000
HSBC Securities (USA) Inc.
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,003)	100,000	100,000
Merrill Lynch, Pierce, Fenner & Smith Inc.
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
SG Americas Securities LLC
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $600,003 (collateralized by U.S. Treasury obligations: Total market value $612,000)	600,000	600,000
0.040%, dated 05/30/2014, matures 06/03/2014, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
TD Securities (USA) LLC
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
UBS Securities LLC
0.060%, dated 05/30/2014, matures 06/02/2014, repurchase price $100,001 (collateralized by U.S. Treasury obligations: Total market value $102,000)	100,000	100,000
Total Treasury Repurchase Agreements (Cost $6,631,375)		6,631,375

Total Investments - ▲ 99.9% (Cost $8,665,354)	8,665,354
Other Assets and Liabilities, Net - 0.1%	8,965
Total Net Assets - 100.0%	$8,674,319

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended May 31, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Δ	Variable rate security - The rate shown is the rate in effect as of May 31, 2014.

▲

On May 31, 2013, the cost of investments for federal income tax purposes was approximately $8,665,354. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2014 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$2,033,979	$—	$2,033,979
Treasury Repurchase Agreements	—	6,631,375	—	6,631,375
Total Investments	$—	$8,665,354	$—	$8,665,354

During the nine-month period ended May 31, 2014, there were no transfers between valuation levels.

Schedule of INVESTMENTS May 31, 2014 (unaudited), all dollars are rounded to thousands (000)

U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE >
Treasury Debt - 94.6%
U.S. Treasury Bills Ä
0.019%, 06/05/2014	$254,895	$254,895
0.020%, 06/12/2014	50,000	50,000
0.019%, 06/19/2014	193,345	193,343
0.038%, 06/26/2014	100,543	100,540
0.025%, 07/03/2014	30,727	30,726
0.030%, 07/10/2014	21,737	21,736
0.017%, 07/24/2014	28,984	28,983
0.025%, 08/07/2014	9,130	9,130
0.025%, 08/14/2014	2,484	2,484
0.071%, 08/21/2014	11,598	11,596
0.088%, 03/05/2015	5,000	4,997
U.S. Treasury Notes
2.625%, 06/30/2014	40,000	40,083
0.250%, 06/30/2014	15,000	15,002
0.625%, 07/15/2014	1,000	1,001
2.625%, 07/31/2014	50,000	50,214
0.125%, 07/31/2014	15,000	15,001
0.500%, 08/15/2014	20,000	20,019
4.250%, 08/15/2014	8,807	8,882
0.500%, 10/15/2014	20,000	20,029
2.375%, 10/31/2014	7,500	7,570
4.250%, 11/15/2014	4,747	4,837
0.075%, 01/31/2016 Δ	80,000	79,970
0.094%, 04/30/2016 Δ	5,000	5,000
Total Treasury Debt (Cost $976,030)		976,038

Total Investments ▲- 94.6% (Cost $976,038)		976,038
Other Assets and Liabilities, Net - 5.4%		55,603
Total Net Assets - 100.0%		$1,031,641

>

Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the three-month period ended May 31, 2014, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

Ä	Rate shown is effective yield as of May 31, 2014.

Δ	Variable rate security - The rate shown is the rate in effect as of May 31, 2014.

▲

On May 31, 2014, the cost of investments for federal income tax purposes was approximately $976,038. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1	-	Quoted prices in active markets for identical securities.

Level 2	-

Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3	-

Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2014, the fund’s investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Treasury Debt	$—	$976,038	$—	$976,038
Total Investments	$—	$976,038	$—	$976,038

During the nine-month period ended May 31, 2014, there were no transfers between valuation levels.

Item 2.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Funds, Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:   July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:   July 30, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date:   July 30, 2014